ACCRUED EXPENSES AND OTHER	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER
NOTE 12 -	ACCRUED EXPENSES AND OTHER

	December 31,
	2023	2022

Employees and payroll accruals	$5,179	$3,951
Accrued expenses	1,072	971
Authorities	116	200
*Contract liabilities	5,239	2,778
Warranty provision	325	243
Accrued royalties	1,736	1,448
Provision for restructuring plan	63	190

Other	222	95

	13,952	$9,876

*Contract liabilities

	December 31,
	2023	2022

Opening balance	2,778	1,147
Revenue recognized	(2,080)	(148)
Additions	4,541	1,779

Closing balance	5,239	2,778